Right of use assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Disclosure of Detailed Information About Right Of Use Assets

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2020	821	22	123	966

Exchange adjustments	(11)	1	1	(9)

Additions	119	2	66	187

Depreciation	(152)	(5)	(68)	(225)

Disposals	(73)	(2)	(9)	(84)

Impairments	(3)	–	–	(3)

Reclassifications	(2)	–	–	(2)
Net book value at 31 December 2020	699	18	113	830

Exchange adjustments	(9)	(1)	(5)	(15)

Additions	152	1	62	215

Depreciation	(149)	(5)	(59)	(213)

Disposals	(53)	(4)	(13)	(70)
Impairments	(7)	–	–	(7)
Net book value at 31 December 2021	633	9	98	740